Accrued Mining and Landfill Reclamation (Tables)	12 Months Ended
Dec. 28, 2013
Asset Retirement Obligation Disclosure [Abstract]
Activity for Asset Retirement Obligations

long-lived asset and depreciated over the asset’s remaining useful life. The following table presents the activity for the asset retirement obligations for the years ended December 28, 2013 and December 29, 2012:

	2013	2012
Beginning balance	$14,844	$13,328
Acquired obligations	286	364
Change in cost estimate	721	604
Settlement of reclamation obligations	(1,201)	(77)
Additional liabilities incurred	414	—
Accretion expense	717	625

Ending balance	$15,781	$14,844